Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		$ 2,998
Acquisitions (disposals) through business combinations	$ 1	(147)
Charged to statement of operations	(63)	885
Charged to other comprehensive income	(41)	(101)
Charged to equity, other than other comprehensive income	94	(24)
Foreign exchange rate movements and Other	36	(14)
Ending balance, deferred tax assets	3,624
Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	3,597
Ending balance, deferred tax assets		3,597
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		516
Acquisitions (disposals) through business combinations	0	13
Charged to statement of operations	(101)	(564)
Charged to other comprehensive income	2	(68)
Charged to equity, other than other comprehensive income	84	2
Foreign exchange rate movements and Other	(6)	(1)
Ending balance, deferred tax assets	(123)
Investments | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(102)
Ending balance, deferred tax assets		(102)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		1,716
Acquisitions (disposals) through business combinations	0	(9)
Charged to statement of operations	193	849
Charged to other comprehensive income	0	(18)
Charged to equity, other than other comprehensive income	0	(56)
Foreign exchange rate movements and Other	5	(3)
Ending balance, deferred tax assets	2,677
Policy liabilities | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	2,479
Ending balance, deferred tax assets		2,479
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		84
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	7	(5)
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	6	(3)
Ending balance, deferred tax assets	89
Deferred acquisition costs | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	76
Ending balance, deferred tax assets		76
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		986
Acquisitions (disposals) through business combinations	(7)	(42)
Charged to statement of operations	(296)	67
Charged to other comprehensive income	(31)	(30)
Charged to equity, other than other comprehensive income	10	6
Foreign exchange rate movements and Other	(1)	(11)
Ending balance, deferred tax assets	651
Losses available for carry forward | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	976
Ending balance, deferred tax assets		976
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		242
Acquisitions (disposals) through business combinations	0	8
Charged to statement of operations	11	49
Charged to other comprehensive income	(7)	38
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	24	(10)
Ending balance, deferred tax assets	355
Pension and other employee benefits | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	327
Ending balance, deferred tax assets		327
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		(546)
Acquisitions (disposals) through business combinations	8	(117)
Charged to statement of operations	123	489
Charged to other comprehensive income	(5)	(23)
Charged to equity, other than other comprehensive income	0	24
Foreign exchange rate movements and Other	8	14
Ending balance, deferred tax assets	(25)
Other | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ (159)
Ending balance, deferred tax assets		$ (159)